United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—41.6%
	Consumer Discretionary—3.2%
68,747	Comcast Corp., Class A	$4,623,236
106,589	Darden Restaurants, Inc.	6,561,619
103,347	Foot Locker, Inc.	6,161,548
657,993	Ford Motor Co.	8,330,192
191,694	MDC Holdings, Inc.	5,045,386
390,458	Regal Entertainment Group, Class A	9,183,572
20,231	Target Corp.	1,524,001
55,853	TJX Cos., Inc.	4,564,307
	TOTAL	45,993,861
	Consumer Staples—4.2%
284,938	Altria Group, Inc.	19,290,303
109,024	Campbell Soup Co.	6,788,924
158,812	ConAgra Foods, Inc.	7,426,049
51,939	General Mills, Inc.	3,733,895
31,764	Kimberly-Clark Corp.	4,115,026
28,764	PepsiCo, Inc.	3,132,975
126,401	Philip Morris International, Inc.	12,672,964
58,167	Sysco Corp.	3,012,469
	TOTAL	60,172,605
	Energy—4.0%
71,630	Baker Hughes, Inc.	3,426,063
247,374	BP PLC, ADR	8,509,666
105,497	Canadian Natural Resources Ltd.	3,189,174
264,233	ENI SpA, ADR	8,098,741
63,329	Exxon Mobil Corp.	5,633,115
137,384	National Oilwell Varco, Inc.	4,444,372
56,122	Royal Dutch Shell PLC, Class A, ADR	2,906,558
45,743	Schlumberger Ltd.	3,683,226
105,792	Suncor Energy, Inc.	2,846,863
206,528	Technip SA, ADR	2,866,609
144,066	Total SA, ADR	6,929,575
92,164	Valero Energy Corp.	4,818,334
	TOTAL	57,352,296
	Financials—7.4%
106,044	Allstate Corp.	7,245,987
46,737	American Express Co.	3,012,667
340,979	Bank of America Corp.	4,940,786
16,504	BlackRock, Inc.	6,044,590
11,836	Chubb Ltd.	1,482,577
95,305	Cincinnati Financial Corp.	7,119,284
172,285	Hartford Financial Services Group, Inc.	6,865,557
193,664	JPMorgan Chase & Co.	12,388,686
174,601	MetLife, Inc.	7,462,447
43,809	NASDAQ, Inc.	3,099,925
623,288	Old Republic International Corp.	12,079,321

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
53,327	PNC Financial Services Group	$4,407,477
315,010	Sun Life Financial, Inc.	10,389,030
105,431	T. Rowe Price Group, Inc.	7,452,917
64,388	Travelers Cos., Inc.	7,483,173
69,694	US Bancorp	2,938,996
	TOTAL	104,413,420
	Health Care—5.0%
74,680	Abbott Laboratories	3,341,930
36,651	Amgen, Inc.	6,305,072
11,235	Anthem, Inc.	1,475,605
8,586	Becton, Dickinson and Co.	1,511,136
17,523	Gilead Sciences, Inc.	1,392,553
353,317	GlaxoSmithKline PLC, ADR	15,923,997
116,841	Johnson & Johnson	14,631,998
178,548	Merck & Co., Inc.	10,473,626
336,213	Pfizer, Inc.	12,402,898
60,899	Sanofi, ADR	2,596,124
29,417	Teva Pharmaceutical Industries Ltd., SP ADR	1,573,809
	TOTAL	71,628,748
	Industrials—5.3%
47,466	Alaska Air Group, Inc.	3,190,664
44,436	Boeing Co.	5,939,316
93,919	Eaton Corp. PLC	5,955,404
50,918	Fluor Corp.	2,725,131
20,590	General Dynamics Corp.	3,024,465
46,486	General Electric Co.	1,447,574
17,762	Huntington Ingalls Industries, Inc.	3,065,366
69,911	Ingersoll-Rand PLC	4,632,303
18,917	ManpowerGroup, Inc.	1,312,840
87,784	Masco Corp.	3,202,360
170,730	Nielsen Holdings PLC	9,195,518
13,729	Parker-Hannifin Corp.	1,567,714
104,290	Pitney Bowes, Inc.	2,013,840
133,357	Republic Services, Inc.	6,835,880
432,096	RR Donnelley & Sons Co.	7,743,160
12,321	Stanley Black & Decker Inc.	1,499,466
42,629	United Technologies Corp.	4,589,012
100,533	Waste Management, Inc.	6,647,242
	TOTAL	74,587,255
	IT Services—5.6%
56,541	Applied Materials, Inc.	1,486,463
280,979	CA, Inc.	9,735,922
415,104	Cisco Systems, Inc.	12,673,125
51,294	EMC Corp.	1,450,594
375,574	Hewlett Packard Enterprise Co.	7,894,565
90,129	Intel Corp.	3,141,897
49,560	Lam Research Corp.	4,449,001
249,715	Maxim Integrated Products, Inc.	10,183,378
171,510	Microsoft Corp.	9,721,187

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		IT Services—continued
36,529		Oracle Corp.	$1,499,150
97,417		TE Connectivity Ltd.	5,872,297
138,133		Texas Instruments, Inc.	9,634,777
135,376		Xerox Corp.	1,394,373
		TOTAL	79,136,729
		Materials—1.4%
108,257		Avery Dennison Corp.	8,432,138
27,692		Bemis Co., Inc.	1,413,400
78,851		Dow Chemical Co.	4,231,933
126,199		International Paper Co.	5,781,176
		TOTAL	19,858,647
		Telecommunication Services—3.2%
297,465		AT&T, Inc.	12,877,260
215,804		BCE, Inc.	10,334,853
306,963		CenturyLink, Inc.	9,650,917
239,265		Verizon Communications, Inc.	13,257,674
		TOTAL	46,120,704
		Utilities—2.3%
64,412		American Electric Power Co., Inc.	4,463,752
42,763		Dominion Resources, Inc.	3,336,369
35,447		DTE Energy Co.	3,456,792
47,412		Duke Energy Corp.	4,057,993
57,636		Exelon Corp.	2,148,670
31,070		NextEra Energy, Inc.	3,985,970
72,675		PPL Corp.	2,740,574
49,905		Public Service Enterprises Group, Inc.	2,296,129
24,847		Sempra Energy	2,779,882
50,821		Southern Co.	2,718,924
		TOTAL	31,985,055
		TOTAL COMMON STOCKS (IDENTIFIED COST $520,475,132)	591,249,320
		MUNICIPAL BONDS—54.3%
		Alabama—0.4%
$ 2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75%, 10/1/2030	2,365,840
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00%, 10/1/2040	834,351
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,246,280
		TOTAL	5,446,471
		Alaska—0.3%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,698,720
		Arizona—1.0%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,805,920
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,395,340
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00%, 1/1/2038	4,227,644
2,500,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	3,209,975
		TOTAL	14,638,879
		California—5.6%
2,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.34% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	1,998,800

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,500,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.69% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	$2,543,775
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,380,460
500,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	567,395
1,500,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,701,735
1,135,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,292,459
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,474,840
2,540,000		California State, School Facilities UT GO Bonds, 4.00%, 9/1/2032	2,941,650
3,000,000		California State, UT GO Bonds, 5.00%, 11/1/2022	3,167,970
5,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.026%, 12/1/2017	5,004,700
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,949,125
5,150,000		California State, Various Purpose UT GO Bonds, 4.00%, 9/1/2032	5,964,369
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	3,076,475
1,125,000	[2,3]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,265,895
1,625,000	[2,3]	California Statewide CDA, (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 12/1/2046	1,861,291
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,394,240
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,599,102
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	591,780
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,587,670
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,656,980
4,450,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	4,528,231
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	315,785
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,342,371
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,430,500
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,288,580
3,550,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,507,506
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,225,520
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	3,052,325
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,398,180
		TOTAL	80,109,709
		Colorado—2.3%
1,500,000	[2,3]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,616,265
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,392,525
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	725,928
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	6,248,824
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,286,301
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,903,175
5,000,000		Denver, CO City & County Dedicated Tax Revenue, Revenue Refunding & Improvement Bonds (Series 2016A), 5.00%, 8/1/2044	6,190,350
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	3,176,460
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	6,060,950
		TOTAL	32,600,778
		Delaware—0.2%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,463,180
		District of Columbia—0.7%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,285,080

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$ 1,650,000	District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2036	$1,901,939
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	628,467
3,100,000	District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	4,015,058
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 7/1/2032	1,112,220
	TOTAL	9,942,764
	Florida—2.8%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,250,168
4,930,000	Florida State Board of Education, (Florida State), Public Education Capital Outlay Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	6,270,122
665,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	793,372
1,000,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,176,690
1,250,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,478,837
2,230,000	Jacksonville, FL Sales Tax, Sales Tax Refunding Revenue Bonds (Series 2016), 4.00%, 10/1/2028	2,601,496
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2023	1,198,472
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,411,620
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,200,760
5,215,000	Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	6,126,060
4,000,000	Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,986,280
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,705,480
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,953,536
3,435,000	Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,271,354
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	411,578
1,290,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,291,535
405,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	405,624
	TOTAL	39,532,984
	Georgia—1.7%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,599,400
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,219,060
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,536,700
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	7,283,160
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,703,895
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,630,520
	TOTAL	23,972,735
	Guam—0.2%
2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/1/2029	2,864,079
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	560,730
	TOTAL	3,424,809
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,419,713
	Idaho—0.1%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,243,140
	Illinois—2.9%
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,332,340
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,325,000
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	1,172,280
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2027	1,139,870

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$ 5,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	$7,082,489
1,500,000	Chicago, IL, Project & Refunding UT GO Bonds (Series 2003B), 5.50%, 1/1/2032	1,575,165
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,461
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,793,235
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	1,000,550
5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	6,467,450
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,363,500
775,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	827,119
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,615,200
1,265,000	Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2033	1,381,165
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,286,801
2,480,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	2,737,845
1,500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,620,270
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,638,152
	TOTAL	41,773,892
	Indiana—1.4%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,305,335
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	938,686
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,687,359
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,692,057
4,000,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,780,560
1,095,000	Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,183,958
2,810,000	Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,530,821
2,500,000	Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,893,850
	TOTAL	20,012,626
	Iowa—0.7%
600,300	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	508,370
112,608	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	90
1,810,000	Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,880,120
1,500,000	Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,559,850
2,000,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	2,000,080
2,500,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	2,500,075
1,000,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,226,190
	TOTAL	9,674,775
	Kansas—0.6%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,755,439
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,978,950
	TOTAL	8,734,389
	Kentucky—0.5%
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,421,060

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 4,145,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	$4,690,150
		TOTAL	7,111,210
		Louisiana—1.4%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,181,320
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,912,812
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2023	4,889,960
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,447,120
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,270,367
1,470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	1,635,345
		TOTAL	20,336,924
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	1,028,988
		Maryland—0.1%
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	1,036,518
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	685,140
		TOTAL	1,721,658
		Massachusetts—1.1%
5,000,000		Massachusetts Bay Transit Authority Assessment Bonds, (Series 2016A), 5.00%, 7/1/2025	6,490,900
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	6,107,050
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,686,167
		TOTAL	16,284,117
		Michigan—1.8%
2,150,000		Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2025	2,710,978
2,500,000		Michigan State Finance Authority Revenue, (Detroit, MI Sewage Disposal State System), Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,935,825
1,150,000		Michigan State Finance Authority Revenue, (Detroit, MI Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,346,431
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,578,480
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Revenue Refunding Bonds (Series 2006A), 5.25%, 11/15/2032	2,534,675
5,000,000	[1]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 1.085%, 10/15/2038	4,993,750
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,190,460
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,690,680
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	3,059,478
		TOTAL	25,040,757
		Minnesota—1.2%
1,000,000		Baytown Township, MN, (St. Croix Preparatory Academy), Lease Revenue Bonds (Series 2008A), 7.00%, 8/1/2038	1,022,240
3,000,000		Minnesota State, UT GO State Trunk Highway Bonds (Series 2014B), 5.00%, 8/1/2021	3,607,200
6,500,000		Minnesota State, UT GO State Various Purpose Bonds (Series 2014A), 5.00%, 8/1/2024	8,347,560
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,625,230
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	716,724
		TOTAL	17,318,954
		Mississippi—0.4%
4,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	5,754,462

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—0.2%
$ 2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	$2,958,100
		Nebraska—0.7%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,424,740
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,383,160
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,335,940
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,167,970
		TOTAL	10,311,810
		Nevada—1.0%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,602,760
6,000,000		Nevada State Highway Revenue, Motor Vehicle Fuel Tax Improvement & Refunding Bonds (Series 2016), 5.00%, 12/1/2028	7,718,820
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,634,710
		TOTAL	14,956,290
		New Jersey—1.3%
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,212,140
1,315,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	1,492,472
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,134,890
3,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,463,500
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,394,700
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,798,840
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	591,550
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	3,031,170
		TOTAL	18,119,262
		New York—6.3%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375%, 7/15/2043	2,302,400
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,309,620
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	3,192,480
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,915,731
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,233,450
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 1.842%, 3/1/2021	3,852,880
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,561,360
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,643,140
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,590,119
5,000,000		New York City, NY TFA, Future Tax Secured Tax-Exempt Subordinate Bonds (Fiscal 2016 Series E-1), 5.00%, 2/1/2037	6,151,550
1,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.99%, 8/1/2025	1,000,000
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,286,150
2,500,000	[2,3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,866,600
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	3,024,600
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	9,589,769
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,814,310
5,000,000		New York State Dormitory Authority, (New York University), State Supported Debt Revenue Bonds (Series 2016A), 4.00%, 7/1/2039	5,636,650
2,105,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue ), General Revenue Junior Indebtedness Obligations (Series 2016A), 4.00%, 1/1/2038	2,366,694
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,462,787

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 6,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	$6,725,785
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,306,460
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	2,780,103
7,000,000		Sales Tax Asset Receivable Corp., NY, (New York State) Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	8,231,230
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00%, 6/1/2022	523,210
5,000,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	4,946,650
		TOTAL	90,313,728
		North Carolina—0.7%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,755,550
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,244,824
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2020	1,637,292
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,875,900
		TOTAL	10,513,566
		Ohio—2.3%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,267,660
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,761,880
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,738,278
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,224,190
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,287,630
1,125,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2041	1,349,111
3,000,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2046	3,578,220
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	4,055,520
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,466,940
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	6,316,500
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	501,596
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,813,665
		TOTAL	32,361,190
		Oklahoma—0.1%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, 11/1/2045	1,105,590
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	781,088
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	109,690
		TOTAL	890,778
		Pennsylvania—2.8%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50%, 11/1/2016	1,308,216
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	5,221,105
2,000,000	[1]	Berks County, PA Municipal Authority, (Reading Hospital & Medical Center) Variable Rate Revenue Bonds (Series 2012B), 1.94%, 7/1/2022	2,015,440
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,042,930
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,582,789
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,254,260
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	1,093,540

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	$2,746,525
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,893,000
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,429,175
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	2,332,480
2,140,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.71%, 12/1/2020	2,163,026
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	505,770
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	5,154,825
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,245,864
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,617,340
		TOTAL	39,606,285
		Puerto Rico—0.2%
2,165,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00%, 7/1/2035	1,419,439
1,500,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	1,009,545
		TOTAL	2,428,984
		Rhode Island—0.3%
1,235,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2032	1,465,599
2,000,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2035	2,245,700
		TOTAL	3,711,299
		South Carolina—0.1%
1,220,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.45%, 12/1/2037	1,221,769
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,190,320
		Tennessee—1.1%
4,335,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board, Revenue Bonds (Series 2016A), 5.00% (Vanderbilt University Medical Center), 7/1/2046	5,206,075
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	7,024,860
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,558,374
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,429,740
		TOTAL	16,219,049
		Texas—6.0%
2,065,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Refunding Bonds (Series 2007), 5.00%, 7/1/2033	2,110,595
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,462,840
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,318,853
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	556,065
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,452,640
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,617,460
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,226,460
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,762,950
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	815,295
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,980,900
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.25%, 12/1/2016	3,626,584
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.34%, 5/15/2034	4,976,700
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,417,340

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	$339,356
1,965,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% (PSFG GTD), 8/15/2031	2,404,001
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,090,808
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,870,861
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,872,990
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,590,430
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	996,197
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,763,770
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	963,727
5,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 0.84%, 5/1/2044	4,978,750
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 5/15/2037	2,003,460
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,141,090
3,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	3,808,530
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,752,682
1,480,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,558,381
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,684,360
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	3,009,800
3,870,000		Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,503,906
		TOTAL	84,657,781
		Utah—0.6%
6,315,000		Utah State Transit Authority Sales Tax Revenue Refunding Bonds (Series 2015A), 5.00%, 6/15/2030	7,966,057
		Washington—2.0%
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,487,248
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,820,880
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (AGM INS), 12/1/2030	3,914,004
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	693,591
2,000,000	[2,3]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,371,100
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,566,126
6,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2038	7,327,320
		TOTAL	28,180,269
		West Virginia—0.1%
970,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 6/1/2034	971,242
		Wisconsin—0.6%
2,450,000		Wisconsin HEFA, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	3,014,382
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.75%, 5/1/2033	5,271,217
		TOTAL	8,285,599
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,409,588
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $718,133,312)	771,665,190

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—4.1%[4]
	Michigan—0.1%
$ 1,300,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.45%, 8/4/2016	$1,300,000
	New York—2.8%
3,300,000	New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.35%, 8/1/2016	3,300,000
4,600,000	New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.39%, 8/1/2016	4,600,000
3,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.40%, 8/1/2016	3,000,000
5,300,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.39%, 8/1/2016	5,300,000
2,800,000	New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 1-C) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.39%, 8/1/2016	2,800,000
3,800,000	New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.39%, 8/1/2016	3,800,000
4,400,000	New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.39%, 8/1/2016	4,400,000
4,200,000	New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.39%, 8/1/2016	4,200,000
3,350,000	New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.39%, 8/1/2016	3,350,000
4,000,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.39%, 8/1/2016	4,000,000
	TOTAL	38,750,000
	Ohio—0.1%
1,750,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.38%, 8/1/2016	1,750,000
	Pennsylvania—0.1%
900,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.38%, 8/1/2016	900,000
	Tennessee—0.0%
400,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare), (AGM INS / U.S. Bank, N.A. LIQ), 0.39%, 8/1/2016	400,000
	Texas—0.3%
2,800,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.38%, 8/1/2016	2,800,000
1,160,000	Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.38%, 8/1/2016	1,160,000
200,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.38%, 8/1/2016	200,000
	TOTAL	4,160,000
	Virginia—0.7%
10,000,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.), (Branch Banking & Trust Co. LOC), 0.44%, (National Public Finance INS) 8/4/2016	10,000,000
	TOTAL SHORT-TERM MUNICIPALS—4.1% (AT AMORTIZED COST)	57,260,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,296,072,113)[5]	1,420,174,510
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(83,659)
	TOTAL NET ASSETS—100%	$1,420,090,851

At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[7]United States Treasury Notes, 10-Year, Short Futures	100	$13,304,688	September 2016	$(78,359)
The average notional value of short futures contracts held by the Fund throughout the period was $31,187,207. This is based on amounts held as of each month-end throughout the nine-month period.
At July 31, 2016, the Fund had no outstanding foreign exchange contracts. The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $170,328 and $339,847, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $13,542,740, which represented 1.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $13,542,740, which represented 1.0% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At July 31, 2016, the cost of investments for federal tax purposes was $1,295,868,444. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $124,306,066. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,517,840 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,211,774.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$485,745,573	$—	$—	$485,745,573
International	105,503,747	—	—	105,503,747
Debt Securities:
Municipal Bonds	—	771,665,190	—	771,665,190
Short-Term Municipals	—	57,260,000	—	57,260,000
TOTAL SECURITIES	$591,249,320	$828,925,190	$—	$1,420,174,510
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(78,359)	—	—	(78,359)
OTHER FINANCIAL INSTRUMENTS	$(78,359)	$—	$—	$(78,359)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SP ADR	—Sponsored American Depositary Receipt
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016